Stockholders' Deficit	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Equity [Abstract]
Stockholders' Deficit

NOTE 6 - STOCKHOLDERS’ DEFICIT

2020 Private Placement of Common Stock

In March 2020, our Board of Directors approved the private placement for the Company to offer and sell up to $8,000,000 of its shares common stock, par value $0.001 per share at $4.00 price per share to selected accredited investors (the “2020 Offering”). On March 27, 2020, the Company received $105,000 from and signed its first Subscription Agreement with its initial accredited investor in the 2020 Offering. The $105,000 paid by the purchaser as of March 31, 2020 has been classified as Common Stock Subscribed on the balance sheet. Common stock issuable related to this subscription agreement, along with additional investments received was issued at the initial closing on April 22, 2020 (see Note 10).

2018 Private Placement of Common Stock

In December 2018, our Board of Directors approved the private placement of up to 454,546 shares of our common stock to select accredited investors for a total amount of $5,000,000, or $11.00 per share of common stock with the right of the Board to increase the offering amount to $7,000,000 (the “Offering”). On December 26, 2018, we completed an initial closing of the Offering, pursuant to which we sold an aggregate of 335,910 shares of common stock, at $11.00 per share, for an aggregate purchase price of $3,695,010 in cash. A portion of the proceeds from the Offering was used to repay in full approximately $2.6 million in borrowings and accrued interest under two short-term credit facilities provided by Cleveland Capital, L.P. and a shareholder. The shares offered and sold in the Offering have not been registered under the Securities Act of 1933, as amended (“Securities Act”), and may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements of the Securities Act. The shares were offered and sold to the accredited investors in reliance upon exemptions from registration pursuant to Rule 506(c) of Regulation D promulgated under Section 4(a)(2) under the Securities Act.

Warrant Activity

Warrant detail for the nine months ended March 31, 2020 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2019	8,333	$20.00	0.25
Warrants issued	-	$-	-
Warrants exercised	-	$-	-
Warrants forfeited	(8,333)	$20.00	-
Warrants outstanding and exercisable at March 31, 2020	-	$-	-

Warrant detail for the nine months ended March 31, 2019 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2018	174,079	$20.30	0.74
Warrants issued	-	$-	-
Warrants exercised	-	$-	-
Warrants exchanged	(165,746)	$20.30	-
Warrants forfeited	-	$-	-
Warrants outstanding and exercisable at March 31, 2019	8,333	$20.00	0.50

Stock-based Compensation

On November 26, 2014, our board of directors approved our 2014 Equity Incentive Plan (the “2014 Plan”), which was approved by the Company’s shareholders on February 17, 2015. The 2014 Plan offers selected employees, directors, and consultants the opportunity to acquire our common stock, and serves to encourage such persons to remain employed by us and to attract new employees. The 2014 Plan allows for the award of stock and options, up to 1,000,000 shares of the Company’s common stock.

Activity in stock options during the nine months ended March 31, 2020, and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2019	580,171	$11.05	8.59
Granted	15,792	$8.87
Exercised	(5,249)	$4.68
Forfeited and cancelled	(8,718)	$12.56
Outstanding at March 31, 2020	581,996	$11.02	7.87
Exercisable at March 31, 2020	414,720	$10.65	7.53

Activity in stock options during the nine months ended March 31, 2019, and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2018	354,447	$8.30	8.87
Granted	247,896	$14.40
Exercised	-	$-
Forfeited and cancelled	(18,366)	$4.60
Outstanding at March 31, 2019	583,977	$11.00	8.78
Exercisable at March 31, 2019	266,919	$9.60	7.98

Stock-based compensation expense recognized in the condensed consolidated statements of operations for the three and nine months ended March 31, 2020 and 2019, includes compensation expense for stock-based options and awards granted based on the grant date fair value. For options and awards granted, expenses are amortized under the straight-line method over the expected vesting period. Stock-based compensation expense recognized in the condensed consolidated statements of operations has been reduced for estimated forfeitures of options that are subject to vesting. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

At March 31, 2020, the aggregate intrinsic value of the exercisable options was $746,000.

The Company allocated stock-based compensation expense included in the condensed consolidated statements of operations for employee option grants and non-employee option grants as follows:

	For the Three Months Ended March 31		For the Nine Months Ended March 31,
	2020	2019	2020	2019
Research and development	$54,000	$225,000	$162,000	$256,000
General and administration	402,000	861,000	1,194,000	1,236,000
Total stock-based compensation expense	$456,000	$1,086,000	$1,356,000	$1,492,000

The Company uses the Black-Scholes valuation model to calculate the fair value of stock options. The fair value of stock options was measured at the grant date using the assumptions (annualized percentages) in the table below:

Nine months ended March 31,	2020	2019
Expected volatility	100.60%	111%
Risk free interest rate	1.73%	2.10%
Forfeiture rate	20.0%	20.0%
Dividend yield	0%	0%
Expected term (years)	5.56	5

The remaining amount of unrecognized stock-based compensation expense at March 31, 2020 relating to outstanding stock options, is approximately $1,321,000, which is expected to be recognized over the weighted average period of 1.44 years.

NOTE 9 - STOCKHOLDERS’ DEFICIT

Private Placements

In December 2018, our Board of Directors approved the private placement of up to 454,546 shares of common stock to select accredited investors for a total amount of $5,000,000, or $11.00 per share of common stock with the right of the Board to increase the offering amount to $7,000,000 (the “Offering”). On December 26, 2018, the Company completed an initial closing of the Offering, pursuant to which it sold an aggregate of 335,910 shares of common stock, at $11.00 per share, for an aggregate purchase price of $3,695,010 in cash. A portion of the proceeds from the Offering was used to repay in full approximately $2.6 million in borrowings and accrued interest under two short-term credit facilities provided by Cleveland Capital, L.P. and a stockholder.

On January 29, 2019, the Company conducted its final closing (the “Final Closing”) to its round of private placement to accredited investors that initially closed on December 26, 2018 (“Initial Closing”). Following the Initial Closing to the Final Closing, the Company sold an additional 63,347 shares of its Common Stock (“Shares”), at $11.00 per share, for an aggregate purchase price of $696,810 to two accredited investors. The shares offered and sold in the Offering have not been registered under the Securities Act of 1933, as amended (“Securities Act”), and may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements of the Securities Act. The shares were offered and sold to the accredited investors in reliance upon exemptions from registration pursuant to Rule 506(c) of Regulation D promulgated under Section 4(a)(2) under the Securities Act.

In the aggregate, the Company issued 339,257 for an aggregate gross proceeds of approximately $4.39 million. The Shares were issued on identical terms to those previously reported for the Initial Closing on the Company’s Form 8-K filed with the Securities and Exchange Commission (“SEC”) on December 28, 2018. The Company relied on the exemption from registration pursuant to Rule 506(c) of Regulation D promulgated under Section 4(a)(2) under the Securities Act of 1933, as amended.

Advisory Agreements

Catalyst Global LLC. Effective April 1, 2018, the Company entered into a renewal contract (the “2018 Renewal”) with Catalyst Global LLC to provide investor relations services for 12 months in exchange for monthly fees of $4,500 per month and 3,484 shares of restricted common stock to be issued over the course of the 12-month term. The initial tranche of 871 shares was valued at $15.50 or $13,500 when issued on June 21, 2018, the second tranche of 871 shares was valued at $20.10 or $17,507 when issued September 28, 2018, the third tranche of 871 shares was valued at $17.50 per share or $15,243 when issued on December 31, 2018, and the fourth tranche of 871 shares was valued at $13.10 per share or $11,410 when issued on March 27, 2019.

Shenzhen Reach Investment Development Co. (“SRID”). On March 14, 2018, the Company entered into a consulting agreement with SRID to assist us with identifying strategic partners, suppliers and manufacturers in China for a term of 12 months. Included with the services is a two-week trip to China to meet with potential manufacturers, which took place in April 2018. In consideration for the services, we agreed to issue to SRID, up to 17,468 shares of restricted common stock over the course of the 12-month term. As of June 30, 2019, 17,468 shares have been issued. The initial tranche of 5,765 shares was valued at $5.20 or $29,978 when issued on April 26, 2018, the second tranche of 2,926 shares was valued at $17.00 or $49,742 when issued June 21, 2018, the third tranche of 2,926 shares was valued at $20.10 or $58,813 when issued September 28, 2018, the fourth tranche of 2,926 shares was valued at $13.90 per share or $40,671 when issued on January 4, 2019 and the fifth tranche of 2,926 shares was valued at $13.60 per share or $39,794 when issued on March 22, 2019.

Warrant Activity

Warrant detail for the year ended June 30, 2019 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2018	174,079	$20.30	0.74
Warrants issued	-	$-	-
Warrants exchanged	(7,996)	14.80	-
Warrants forfeited	(157,750)	$19.93	-
Warrants outstanding and exercisable at June 30, 2019	8,333	$20.00	0.25

Warrant detail for year ended June 30, 2018 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2017	234,259	$19.70	0.12-1.55
Warrants issued	-	$-	-
Warrants exchanged	(14,165)	$6.00	-
Warrants forfeited	(46,015)	$21.50	-
Warrants outstanding and exercisable at June 30, 2018	174,079	$20.30	0.74

Stock-based Compensation

On November 26, 2014, the board of directors approved the 2014 Equity Incentive Plan (the “2014 Plan”), which was approved by the Company’s stockholders on February 17, 2015. The 2014 Plan offers selected employees, directors, and consultants the opportunity to acquire our common stock, and serves to encourage such persons to remain employed by us and to attract new employees. The 2014 Plan allows for the award of stock and options, up to 1,000,000 shares of our common stock.

Activity in stock options during the year ended June 30, 2019 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2018	350,726	$8.38	8.87
Granted	245,027	$14.45	9.71
Exercised	-	$-	-
Forfeited and cancelled	(15,582)	$4.64	-
Outstanding at June 30, 2019	580,171	$11.05	8.59
Exercisable at June 30, 2019	303,611	$10.02	8.01

Activity in stock options during the year ended June 30, 2018 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2017	71,628	$11.00	7.09
Granted	292,511	$7.80	-
Exercised	-	-	-
Forfeited and cancelled	(13,413)	$4.60	-
Outstanding at June 30, 2018	350,726	$8.38	8.87
Exercisable at June 30, 2018	139,169	$7.30	7.70

Stock-based compensation expense recognized in the consolidated statements of operations for the year ended June 30, 2019 and 2018, includes compensation expense for stock-based options and awards granted based on the grant date fair value. For options and awards granted, expenses are amortized under the straight-line method over the expected vesting period. Stock-based compensation expense recognized in the consolidated statements of operations has been reduced for estimated forfeitures of options that are subject to vesting. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

At June 30, 2019, the aggregate intrinsic value of exercisable options was $1,377,000.

We allocated stock-based compensation expense included in the consolidated statements of operations for employee option grants and non-employee option grants as follows:

Years ended June 30,	2019	2018
Research and development	$314,000	$96,000
Selling and administrative	1,630,000	159,000
Total stock-based compensation expense	$1,944,000	$255,000

The Company uses the Black-Scholes valuation model to calculate the fair value of stock options. The fair value of stock options was measured at the grant date using the assumptions (annualized percentages) in the table below:

	2019	2018
Expected volatility	111.4% -112.2%	138% -143%
Risk free interest rate	2.43% - 2.45%	1.76% - 2.63%
Forfeiture rate	20%	20% -23%
Dividend yield	0%	0%
Expected term (years)	5.61	5

The remaining amount of unrecognized stock-based compensation expense at June 30, 2019 relating to outstanding stock options, is approximately $2,292,000, which is expected to be recognized over the weighted average period of 1.08 years.